Debt (Details 1)	Jun. 30, 2015 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 22,204,172
2016	18,428,050
2017	33,266,539
2018	12,838,205
2019	10,678,753
Thereafter	43,996,164
Long-term Debt	$ 141,411,883